SIGNIFICANT ACCOUNTING POLICIES (Schedule of Annual Amortization Rates) (Details)	Dec. 31, 2014
Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	10.00%
Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	20.00%
Customer relations [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	10.00%
Customer relations [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	20.00%
Distribution network [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	10.00%
Brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Annual amortization rate	8.33%